RELATED PARTY TRANSACTIONS - Founder Shares (Detail) - Class B Common Stock			1 Months Ended		3 Months Ended
	Dec. 09, 2020 USD ($) d $ / shares shares	Oct. 31, 2020 shares	Mar. 31, 2021 shares	Feb. 28, 2021 shares	Mar. 31, 2021 shares	Dec. 31, 2020 shares
Related Party Transaction [Line Items]
Share dividend					575,000
Common shares, shares outstanding			7,200,000	6,625,000	7,200,000	7,200,000
Common shares, shares issued			7,200,000	6,625,000	7,200,000	7,200,000
Shares subject to forfeiture			249,928		249,928	825,000
SUBSEQUENT EVENTS
Related Party Transaction [Line Items]
Common shares, shares outstanding				6,625,000
Common shares, shares issued				6,625,000
Sponsor
Related Party Transaction [Line Items]
Number of shares surrender				131,250
Sponsor | SUBSEQUENT EVENTS
Related Party Transaction [Line Items]
Number of shares surrender				131,250
Founder Shares
Related Party Transaction [Line Items]
Share dividend			575,000
Common shares, shares outstanding			7,200,000		7,200,000
Common shares, shares issued			7,200,000		7,200,000
Founder Shares | SUBSEQUENT EVENTS
Related Party Transaction [Line Items]
Share dividend			575,000	1,006,250
Common shares, shares outstanding			7,200,000	6,625,000	7,200,000
Common shares, shares issued			7,200,000	6,625,000	7,200,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Consideration received | $	$ 25,000
Consideration received, shares	5,750,000
Share dividend				1,006,250
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%	20.00%
Restrictions on transfer period of time after business combination completion	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | d	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | d	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days
Founder Shares | Sponsor | Over-allotment option
Related Party Transaction [Line Items]
Shares subject to forfeiture		825,000	825,000		825,000	825,000
Founder Shares | Sponsor | SUBSEQUENT EVENTS
Related Party Transaction [Line Items]
Share dividend				1,006,250